SHARE INCENTIVE PLAN	12 Months Ended
Sep. 30, 2018
SHARE INCENTIVE PLAN
25.	SHARE INCENTIVE PLAN

Share options

On April 18, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited Share Incentive Plan” (the “Prior Plan”), which permits the grant of share options and shares to its employees and non-employees (the “Participants”). The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the “Participants” under the Prior Plan should not exceed 11,652,556 ordinary shares of par value US$0.0001 per share. On July 2, 2008, the Company’s shareholders approved the “China Distance Education Holdings Limited 2008 Performance Incentive Plan” (the “New Plan”). Subject to any amendment of the New Plan, the maximum number of ordinary shares that may be issued pursuant to the New Plan is equal to 5% of the total number of ordinary shares issued and outstanding as of August 4, 2008, plus an automatic annual increase on October 1 of each calendar year commencing with October 1, 2008, by an amount equal to the lesser of (i) 1%, 2% amended on November 28, 2017, of the total number of ordinary shares issued and outstanding on September 30 of the same calendar year, (ii) such number of ordinary shares as may be determined by the Company’s board of directors, or (iii) 2,850,000 ordinary shares, as amended on November 28, 2017. The purpose of these share incentive plans is to promote the success of the Company and the interests of its shareholders by providing a means through which the Company may grant equity-based incentives to attract, motivate, retain and reward certain officers, employees, directors and other eligible persons and to further link the interests of recipients with those of the Company’s shareholders generally. The New Plan had an expiration date of August 4, 2018, which was further extended to August 4, 2028. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those option awards generally vest within 4 years of continuous service and have 10-year contractual terms. Share awards generally vest for a service period of 1 to 2 years.

On November 18, 2014, the Company’s board of directors approved to grant certain employees 2,800,000 share options with an exercise price per share at US$3.74. These options vest subject to a four-year vesting schedule with 25% vesting in each year.

On August 23, 2017, the Company’s board of directors approved the modification of the exercise price of options granted on November 18, 2014 under Employee Stock Ownership Plan (“ESOP”). The exercise price was modified from US$3.32 to US$1.81 per share, which was determined by the closing price of New York Stock Exchange (“NYSE”) on the approval day. The Group used binomial option pricing model to measure the fair value of the incremental compensation cost, which is the excess of the fair-value-based measure of the modified award on the date of modification over the fair value of the original award immediately before the modification. The incremental fair value was recorded as compensation cost on the date of modification for vested awards and over the remaining service vesting period for unvested awards.

A summary of option activity as of September 30, 2016, 2017 and 2018, and changes during the years ended September 30, 2016, 2017 and 2018 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2015	2,563,600	US$	3.36	8.69	—

Exercised	(456,000)	US$	3.54
Forfeited	(24,000)	US$	3.49

Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Exercised	—		—
Forfeited	(58,000)	US$	3.32

Outstanding, September 30, 2017	2,025,600	US$	2.85	6.53	—

Exercised	(895,148)	US$	1.66
Forfeited	(71,352)	US$	1.17

Outstanding, September 30, 2018	1,059,100	US$	1.39	5.58	718

Expected to vest, September 30, 2018	526,000	US$	170	6.14	198

Exercisable at September 30, 2018	533,100	US$	1.09	5.02	520

A summary of the activities of the share option granted to non-employees as of September 30, 2016, 2017 and 2018, and changes during the years ended September 30, 2016, 2017 and 2018 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2015	125,300	US$	0.15	2.55	382

Exercised	(68,300)		—

Outstanding, September 30, 2016	57,000		—	1.55	184

Exercised	—		—

Outstanding, September 30, 2017	57,000		—	0.55	96

Exercised	(57,000)		—

Outstanding, September 30, 2018	—		—	—	—

Exercisable at September 30, 2018	—		—	—	—

The Company declared a cash dividend of US$0.225, US$0.1125 and US$0.1125 per ordinary share on its outstanding shares to shareholders on the record date in the years ended September 30, 2016, 2017 and 2018, respectively. Refer to Note 26 for the disclosure of cash dividend. According to the terms of the Prior and New Plan, the exercise price was duly reduced for all the outstanding options, subject to the approval of the Company’s board of directors. The exercise price was reduced by US$0.225, nil and US$0.1125 for all of the outstanding options on the record date in the years ended September 2016, 2017 and 2018. The change in exercise price incurred in the year of dividend declared and therefore was not reflected in the weighted-average exercise price at the beginning of the year.

The total intrinsic value of options exercised during the years ended September 30, 2016, 2017 and 2018 were US$372, US$0 and US$749, respectively. As of September 30, 2018, the unrecognized share-based compensation cost related to share options amounted to approximately US$106. This compensation cost is expected to be recognized over a weighted-average vesting period of 0.13 year.

Nonvested restricted shares

On January 12, 2015, the Company granted 542,372 nonvested restricted shares. These nonvested restricted shares are subject to a four-year vesting period with 25% vesting on the first anniversary of the issuance date and the remaining 75% vesting in six substantially equal semi-annual installments. Before the removal of restriction on the transferability, the holder of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$3.6875, which was the closing price of the Company’s ADSs on NYSE on January 12, 2015. This grant resulted in a total share-based compensation of US$2,000, to be recognized ratably over the requisite service period of four years.

On December 3, 2015, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$3.8125, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2015. This grant resulted in a total share-based compensation of US$477, which was recognized over the requisite service period of one year.

On December 3, 2016, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$3.03, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2016. This grant resulted in a total share-based compensation of US$379, which was recognized over the requisite service period of one year.

On December 3, 2017, the Company granted 125,000 nonvested restricted shares of the Company to its directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$2.21, which was determined based on the closing price of the Company’s ADSs on NYSE on December 3, 2017. This grant resulted in a total share-based compensation of US$276, which was recognized over the requisite service period of one year.

On January 17, 2018, the Company granted 343,600 nonvested restricted shares to executive directors, officers and employees under the New Plan. These nonvested restricted shares are subject to a two-year vesting period with four substantially equal semi-annual installments. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date value of a nonvested restricted share was US$2.32, which was the closing price of the Company’s ADSs on NYSE on January 17, 2018. This grant resulted in a total share-based compensation of US$796, which to be recognized ratably over the requisite service period of two years.

A summary of the nonvested restricted shares activities for the years ended September 30, 2016, 2017 and 2018 is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested restricted shares outstanding at September 30, 2015	667,372	3.85	2,132

Granted	125,000	3.81
Vested	(328,389)	4.01

Nonvested restricted shares outstanding at September 30, 2016	463,983	3.72	1,499

Granted	125,000	3.03
Vested	(260,593)	3.75

Nonvested restricted shares outstanding at September 30, 2017	328,390	3.44	551

Granted	468,600	2.29
Vested	(346,493)	3.11

Nonvested restricted shares outstanding at September 30, 2018	450,497	2.49	933

Nonvested restricted shares expected to vest at September 30, 2018	450,497	2.49	933

The Company recorded share-based compensation expenses of US$992, US$895 and US$1,075 for the years ended September 30, 2016, 2017 and 2018, respectively. As of September 30, 2018, there was US$706 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 1.0 year.

Share-based compensation expense

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2016, 2017 and 2018 are as follows:

	As of September 30,
	2016	2017	2018
	US$	US$	US$
Cost of sales	162	164	161
General and administrative expenses	1,769	1,862	2,065
Selling expenses	84	85	80

	2,015	2,111	2,306